Share-based payments - Legacy programs - Stock Options (Details)	12 Months Ended
	Dec. 31, 2019 Options plan € / shares shares	Dec. 31, 2018 Options € / shares	Dec. 31, 2017 Options € / shares	Dec. 31, 2016 Options € / shares
Stock Option
Share-based payment
Number of global plans | plan	1
Number of shares per option | shares	1
Balanced at beginning of period (in shares) | Options	23,000	447,500	1,601,021
Shares exercised | Options	(23,000)	(424,500)	(415,750)
Shares forfeited | Options			(215,000)
Shares expired | Options			(522,771)
Balance at end of period (in shares) | Options		23,000	447,500
Weighted average exercise price at beginning of period	€ 2.35	€ 2.07	€ 3.34
Weighted average exercise price - exercised	2.35	2.06	2.13
Weighted average exercise price - forfeited			2.71
Weighted average exercise price - expired			5.65
Weighted average exercise price at end of period		2.35	2.07
Weighted average share price	€ 5.34	€ 5.07	€ 4.93
Number of options exercisable | Options		23,000	447,500	1,197,771
Weighted average exercise price of exercisable options		€ 2.35	€ 2.07	€ 3.56
Performance Share Plan of 2015 | Alcatel Lucent
Share-based payment
Number of shares issued | shares	1,314,468